RELATED PARTIES - Equity Accounted Investees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Services provided	$ 306	$ 433
Services received	11	24
Trade receivables and other	37	36
Trade payables and other	0	1
Contributions to equity accounted investees	371	265
PGI | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Services provided	242	272
Services received	8	12
Trade receivables and other	34	33
Aux Sable | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Services provided	32	132
Alliance | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Services provided	4	15
Services received	3	12
Cedar LNG | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Services provided	26	12
Trade receivables and other	2	2
Other | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Services provided	$ 2	$ 2